Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker ("CODM"), its Chief Executive Officer ("CEO"), reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates in a single reportable segment: health services management. All of the Company's operations and assets are located in the United States, and all of its revenues are attributable to United States customers.

3.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker ("CODM"), its Chief Executive Officer ("CEO"), reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates in a single reportable segment: health services management. All of the Company's operations and assets are located in the United States, and all of its revenues are attributable to United States clients.